INCOME TAXES - Loss Carry Forwards (Details) - Amounts related to tax losses $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	$ 5.7
2021	16.9
2022	19.3
2023	34.8
2024	144.9
2025 and onwards	35.9
Unlimited	269.3
Tax credit carryforward, amount	526.8
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025 and onwards	23.0
Unlimited	0.0
Tax credit carryforward, amount	23.0
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	5.6
2021	16.8
2022	19.3
2023	34.8
2024	144.9
2025 and onwards	0.0
Unlimited	3.3
Tax credit carryforward, amount	224.7
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025 and onwards	0.0
Unlimited	185.3
Tax credit carryforward, amount	185.3
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025 and onwards	0.0
Unlimited	80.7
Tax credit carryforward, amount	80.7
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
2025 and onwards	0.0
Unlimited	0.0
Tax credit carryforward, amount	0.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
2020	0.1
2021	0.1
2022	0.0
2023	0.0
2024	0.0
2025 and onwards	12.9
Unlimited	0.0
Tax credit carryforward, amount	$ 13.1